Commitments and Contingencies (Future Minimum Rental Payments) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Capital
2018	$ 19
2019	14
2020	13
2021	11
2022	5
2023 and thereafter	0
Total minimum payments	62
Less amounts representing interest	5
Present value of minimum payments	57
Operating
2018	155
2019	129
2020	111
2021	104
2022	96
2023 and thereafter	527
Total minimum payments	$ 1,122